CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (15,013)	$ (1,583)	$ (5,276)	$ (1,811)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	83	18	26	1
Stock-based compensation	4,442	300	515	76
Non-cash research and development expense	0			8
Non-cash interest expense	18	47	53	5
Amortization of debt issuance costs	0	14	20	3
Change in fair value of embedded derivative liability	0	(18)	(18)	(6)
Change in fair value of warrants liabilities	760	21	92	(13)
Loss on extinguishment of related-party convertible notes	204		1,671
Non-cash collaboration acquisition costs associated with sale of Series A convertible preferred stock	0		812
Changes in operating assets and liabilities:
Accounts receivable	0	(6)	(7)
Prepaid expenses and other assets	(703)	(564)	(293)	(18)
Deposit	55		(144)
Accounts payable	127	371	286	445
Accrued expenses and other liabilities	1,587	(54)	80	43
Deferred revenue	7,662
Deferred rent	186		8
Net cash used in operating activities	(593)	(1,454)	(2,175)	(1,267)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(579)	(82)	(91)	(3)
Net cash used in investing activities	(579)	(82)	(91)	(3)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from public offering of common stock, net	106,973
Proceeds from issuance of related-party convertible notes	2,000	1,500	1,500	500
Repurchase of Series A convertible preferred stock	(4,000)
Proceeds from exercises of warrants	606
Net cash provided by financing activities	165,947	1,500	2,480	500
Effect of foreign exchange rate on cash	(10)	(23)	(7)	9
NET INCREASE (DECREASE) IN CASH	164,765	(59)	207	(761)
CASH-Beginning of period	564	357	357	1,118
CASH-End of period	165,329	298	564	357
SUPPLEMENTAL DISCLOSURES OF NONCASH INVESTING AND FINANCING INFORMATION
Conversion of related-party convertible notes and accrued interest to convertible preferred stock	2,000		2,059
Warrants issued in connection with issuance of Series B convertible preferred stock	266
Deferred stock issuance costs	520		50
Warrants issued in connection with license agreements	42			3
Fixed assets in accounts payable	252
Collaborative Partner [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the sale / issuance of common stock	10,000
Stock Option Exercises [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the sale / issuance of common stock	3
Series A Preferred Stock [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible preferred stock	0		1,000
Expenses related to issuance of convertible preferred stock	0		(20)
Series B Preferred Stock [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible preferred stock	52,905
Expenses related to issuance of convertible preferred stock	$ (2,540)